Condensed Consolidated unaudited Statements of Changes in Stockholders' Equity Nine Months (Deficit) (unaudited) - Cardio Diagnostics Member During Reverse Merger [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]
Ending balance, value at Dec. 31, 2020	$ 105	$ 770,373		$ (710,113)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020	1,050,318
Net Income (loss)				(140,272)
Ending balance, value at Mar. 31, 2021	$ 114	1,281,835		(850,385)
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2021	1,140,554
[custom:SafeAgreementsSharesConvertedToCommonStock]	39,786
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	50,450
Stock-based compensation	$ 5	59,995
SAFE agreements converted to common stock	4	451,467
Beginning balance, value at Dec. 31, 2020	$ 105	770,373		(710,113)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	1,050,318
Ending balance, value at Sep. 30, 2021	$ 122	2,308,548		(1,139,590)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	1,224,824
Beginning balance, value at Dec. 31, 2020	$ 105	770,373		(710,113)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	1,050,318
Ending balance, value at Dec. 31, 2021	$ 123	2,398,547		(1,330,561)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,232,324
Beginning balance, value at Mar. 31, 2021	$ 114	1,281,835		(850,385)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2021	1,140,554
Net Income (loss)				(95,454)
Common stock issued for cash	1	174,999
Ending balance, value at Jun. 30, 2021	$ 115	1,456,834		(945,839)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2021	1,153,663
Stock Issued During Period, Shares, New Issues	13,109
Ending balance, value at Jun. 30, 2021	$ 115	1,456,834		(945,839)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2021	1,153,663
Ending balance, value at Sep. 30, 2021	$ 122	2,308,548		(1,139,590)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	1,224,824
Ending balance, value at Dec. 31, 2021	$ 123	2,398,547		(1,330,561)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,232,324
Beginning balance, value at Jun. 30, 2021	$ 115	1,456,834		(945,839)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2021	1,153,663
Net Income (loss)				(193,751)
Common stock issued for cash	7	949,993
Placement agent fee		(95,000)
Ending balance, value at Sep. 30, 2021	$ 122	2,308,548		(1,139,590)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	1,224,824
Adjustment to patent deposits contributed by shareholders		(3,279)
Stock Issued During Period, Shares, New Issues	71,161
Beginning balance, value at Dec. 31, 2021	$ 123	2,398,547		(1,330,561)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	1,232,324
Net Income (loss)				(290,055)
[custom:CommonStockAndWarrantsSharesIssuedForCash]	668,594
Ending balance, value at Mar. 31, 2022	$ 123	2,398,547		(1,620,616)
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2022	1,232,324
Beginning balance, value at Dec. 31, 2021	$ 123	2,398,547		(1,330,561)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	1,232,324
Ending balance, value at Sep. 30, 2022	$ 198	13,185,905		(3,613,489)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2022	1,976,749
Beginning balance, value at Mar. 31, 2022	$ 123	2,398,547		(1,620,616)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2022	1,232,324
Net Income (loss)				(841,998)
Common stock and warrants issued for cash	67	10,962,970	(100,001)
Placement agent fee		(1,096,309)
Ending balance, value at Jun. 30, 2022	$ 190	12,265,208	(100,001)	(2,462,614)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2022	1,900,918
Net Income (loss)				(1,150,875)
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 2	(2)
Warrants exercised for cash, shares	19,393
Common stock issued for cash	$ 6	1,022,994	100,001
Placement agent fee		(102,295)
Ending balance, value at Sep. 30, 2022	$ 198	13,185,905		(3,613,489)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2022	1,976,749
Stock Issued During Period, Shares, New Issues	56,438
Warrants converted to common stock	$ 2	$ (2)